Segment Reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Net revenues
Total net revenues	¥ 4,700,622	$ 677,031	¥ 2,828,308	¥ 2,150,011
Operating costs and expenses
Total operating costs and expenses	4,686,582	675,008	2,749,786	2,119,112
Income (loss) from operations
Total income from operations	14,040	2,023	78,522	30,899
Agency [Member]
Net revenues
Total net revenues	3,746,471	539,604	2,155,264	1,624,410
Operating costs and expenses
Total operating costs and expenses	(3,667,004)	(528,158)	(1,969,329)	(1,486,871)
Income (loss) from operations
Total income from operations	79,467	11,446	185,935	137,539
Brokerage [Member]
Net revenues
Total net revenues	617,738	88,973	369,198	232,620
Operating costs and expenses
Total operating costs and expenses	(595,232)	(85,731)	(319,124)	(197,017)
Income (loss) from operations
Total income from operations	22,506	3,242	50,074	35,603
Claims Adjusting [Member]
Net revenues
Total net revenues	336,413	48,454	303,846	292,981
Operating costs and expenses
Total operating costs and expenses	(306,804)	(44,189)	(292,613)	(275,539)
Income (loss) from operations
Total income from operations	29,609	4,265	11,233	17,442
Other [Member]
Operating costs and expenses
Total operating costs and expenses	(117,542)	(16,930)	(168,720)	(159,685)
Income (loss) from operations
Total income from operations	¥ (117,542)	$ (16,930)	¥ (168,720)	¥ (159,685)